Derivative Instruments - Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (761)	$ 4,280	$ 2,453
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(1,459)	(5,247)	579
Total realized and unrealized (loss) gain on derivatives	(2,220)	(967)	3,032
Interest rate swap agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	481	2,791	2,316
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(1,545)	(5,218)	636
Forward freight agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments realized gain (loss) net	(1,242)	1,489	137
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	$ 86	$ (29)	$ (57)